Finance Receivables - Unused Lines of Credit (Details) (10-K) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers	$ 11	$ 397	$ 386
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers		2	1
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers		30	31
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unused lines of credit extended to customers		$ 365	$ 354